Nature of Operations and Items Impacting Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain by Transactions Component
e following represents a summary of the pre-tax gain recognized in 2016 by transaction component, including other related transaction components, as well as the related classification within the Consolidated Financial Statements:

Total expected gains, after adjustment and contingent consideration	$604,135

Initial transaction components:
Gain on sale of entities	6,602
Novations (b)	59,096
Loss on retroactive reinsurance component, before realized gains (c)	(109,590)
Net loss prior to realized gains on transferred securities supporting retroactive reinsurance component(a)	(43,892)
Realized gains on transferred securities supporting retroactive reinsurance component (c)	141,462
Net gains on initial transaction	$97,570

Realized gains related to contingent consideration (d)	15,200

Deferred gains as of March 1, 2016, after transaction adjustments	491,365
Amortization of deferred gains for the year ended December 31, 2016 (d)	340,934
Deferred gains as of December 31, 2016 (e)	150,431
Total net gains realized for 2016 (f)	$453,704
(a) Amount classified within underwriting, general, and administrative expenses within the consolidated statements of operations.
(b) Novations of certain insurance policies directly to Sun Life allowed for immediate gain recognition.
(c) Reinsurance of existing claims liabilities requires retroactive accounting, necessitating losses to be recognized immediately. However, upon transfer of the associated assets supporting the liabilities, the Company recognized realized gains which more than offset the loss on the retroactive reinsurance component. The Company was required to classify the realized gains as part of net realized gains on investments, within the consolidated statements of operations.
as part of net realized gains on investments, within the consolidated statements of operations.
(d) Amount classified as amortization of deferred gains and gains on disposal of businesses within the consolidated statements of operations.
(e) Amount classified as a component of the deferred gains on disposal of businesses within the consolidated balance sheets.
(f) Total net gains realized for 2016 consists of the sum of the net gains on initial transaction of $97,570, realized gains related to contingent consideration of $15,200 and the amortization of deferred gains for the year ended December 31, 2016 of
$340,934.